Fair Value Measurements - Quantitative Information Level 3 (Details) (10-K) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - Discounted Cash Flow Valuation Technique [Member]
$ in Millions
	12 Months Ended
	Dec. 31, 2015 USD ($) Bond	Dec. 31, 2014 USD ($) Bond
Corporate Debt Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of Bonds	1	1
Unobservable Input
Yield (as a percent)	0.00%	1.05%
Residential Mortgage Backed Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of Bonds	1	1
Minimum disclosure amount of debt instrument, fair value disclosure. | $	$ 1	$ 1
Unobservable Input
Fair Value Inputs, Entity Credit Risk	6.65%	7.36%
Collateralized Mortgage Backed Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of Bonds		1
Unobservable Input
Fair Value Inputs, Entity Credit Risk	0.00%	1.39%
Commercial Mortgage Backed Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of Bonds	1